Cover Page	Apr. 24, 2025
Entity Information [Line Items]
Document Type	8-K
Period End Date	Apr. 24, 2025
Entity File Number	001-32336
Registrant Name	DIGITAL REALTY TRUST, INC.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	26-0081711
Entity Address, Address Line One	2323 Bryan Street, Suite 1
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	231-1350
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
CIK	0001297996
Amendment	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	DLR
Security Exchange Name	NYSE
Series J Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Series J Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr J
Security Exchange Name	NYSE
Series K Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Series K Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr K
Security Exchange Name	NYSE
Series L Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Series L Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr L
Security Exchange Name	NYSE